Financial Instruments - Schedule of Reconciliation of Level 3 Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
At January 1	$ 7,058
Liabilities at beginning of period	(2,060)
At December 31	7,381	$ 7,058
Liabilities at end of period	(2,654)	(2,060)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
At January 1	98	99
Increase (decrease) in fair value measurement, assets	(13)	(39)
Purchases, fair value measurement, assets	2	38
At December 31	87	98
Level 3 | Other liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Liabilities at beginning of period	(123)	(99)
Increase (decrease) in fair value measurement, liabilities	(23)	(24)
Purchases, fair value measurement, liabilities	0	0
Liabilities at end of period	(146)	(123)
Level 3 | Equity and debt investments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
At January 1	221	198
Increase (decrease) in fair value measurement, assets	10	(15)
Purchases, fair value measurement, assets	2	38
At December 31	$ 233	$ 221